BUSINESS COMBINATIONS - Movement of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement of goodwill
Balance at the beginning of the year	¥ 1,905,840	¥ 1,751,970
Addition during the year	746,015	153,870
Measurement period adjustments	(55,462)
Balance at end of year	¥ 2,596,393	¥ 1,905,840